SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

11.         SUBSEQUENT EVENTS

Events subsequent to December 31, 2011 have been evaluated through the date these financial statements were issued, to determine whether they should be disclosed to keep the financial statements from being misleading.  The following events have occurred since December 31, 2011.

On November 18, 2011, the Company had entered into an Amended and Restated Note and Warrant Purchase Agreement (the “$2M Bridge Financing Purchase Agreement”) in connection with a $2 million bridge financing (the “$2M Bridge Financing”) with accredited investors.  Pursuant to the agreement, the Company, between January 9, 2012 and January 31, 2012, issued subordinated secured convertible notes (the “$2M Bridge Notes”) in the aggregate principal amount of $920,000 and warrants to purchase 306,667 shares of common stock to eight accredited investors. One of these notes for an aggregate principal amount of $40,000 and warrants to purchase 13,334 shares of common stock were issued to an entity affiliated with Zachary McAdoo, who is a member of the Company’s Board of Directors.

The Bridge Financing Purchase Agreement provides for the issuance and sale of $2M Bridge Notes in the aggregate principal amount of up to $2,000,000, and warrants to purchase a number of shares corresponding to 100% of the number of shares issuable on conversion of the Bridge Notes, in one or multiple closings to occur no later than April 1, 2012.  The Company had previously issued $2M Bridge Notes pursuant to the $2M Bridge Financing Purchase Agreement in the aggregate principal amount of $1,080,000 and related warrants to purchase 360,003 shares of common stock. Together with the January 9, 2012 through January 31, 2012 issuances, the Company has issued $2M Bridge Notes in the aggregate principal amount of $2,000,000 and related warrants to purchase 666,667 shares of common stock pursuant to the $2M Bridge Financing Purchase Agreement. For descriptions of the $2 Bridge Notes and related warrants, please see Note 3 above.

Monarch Capital Group LLC (“Monarch”) acted as non-exclusive placement agent with respect to the placement of $2M Bridge Notes issued during January 2012, in the aggregate principal amount of $80,000 and related warrants, pursuant to an engagement agreement, dated October 20, 2011, between the Company and Monarch. Under the engagement agreement, in return for its services as non-exclusive placement agent, Monarch was entitled to receive (a) a cash fee equal to 10% of the gross proceeds raised from the sale of $2M Bridge Notes to investors introduced to the Company by Monarch; (b) a cash expense allowance equal to 2% of the gross proceeds raised from the sale of $2M Bridge Notes to such investors; and (c) five-year warrants,which are identical to the investor warrants associated with the $2 Bridge Financing, to purchase common stock of the Company equal to 10% of the shares issuable upon conversion of $2M Bridge Notes issued to such investors. In connection with the January 2012 closings, Monarch received a cash fee of $8,000 and a cash expense allowance of $1,600 and received warrants to purchase 2,667 shares of the Company’s common stock at an exercise price of $3.00 per share.

Innerkip Capital Management, Inc. (“Innerkip”), a Toronto-based exempt market dealer registered with the Ontario Securities Commission (OSC),acted as non-exclusive placement agent with respect to the placement of $2M Bridge Notes issued during January 2012, in the aggregate principal amount of $650,000 and related warrants, pursuant to a Finder’s Agreement which was formalized and dated February 13, 2012, between the Company and Innerkip. Under the Finder’sAgreement, in return for its services as non-exclusive placement agent, Innerkipis entitled to receive (a) a cash fee equal to 7% of the gross proceeds raised from the sale of $2M Bridge Notes to investors, originated in Canada, introduced to the Company by Innerkip and (b) five-year warrants, which are identical to the investor warrants associated with the $2M Bridge Financing, to purchase common stock of the Company equal to 7% of the shares issuable upon conversion of $2M Bridge Notes issued to such investors. In connection with the January 2012 closings, Innerkipwill received a cash fee of $45,500 and will be issued warrants to purchase 15,167 shares of the Company’s common stock at an exercise price of $3.00 per share.

The Company held a special meeting of stockholders on January 27, 2012. At that meeting 1,179,163 shares of common stock were voted, representing 62.92% of the outstanding shares.  The Company’s stockholders voted (by a vote of 1,176,829 to 835, with 1,500 votes abstaining and 0 broker non-votes) to approve the amendment of the Company’s Certificate of Incorporation for the purposes of effecting a reverse stock split of common stock at a specific ratio within a range from 1 for 10 to 1 for 50 and simultaneously with the reverse split, reducing the number of authorized shares of common stock available for issuance from 750,000,000 to 100,000,000, and to authorize the Company’s Board of Directors to determine, at its discretion, the timing of the amendment and the specific ratio of the reverse stock split. The Company’s stockholders also voted (by a vote of 1,177,075 to 1, with 2,088 votes abstaining and 0 broker non-votes ) to ratify the selection of Cacciamatta Accountancy Corporation as the independent registered public accounting firm of the Company for the fiscal year ending September 30, 2012.On March 28, 2012, the Company’s Board set a reverse split ratio of 1-for-30. On March 30, 2012, the Company filed an amendment to its Certificate of Incorporation to effect the reverse split and change in authorized shares, which became effective at 5:00 pm PDT on April 2, 2012.

11.	SUBSEQUENT EVENTS

Events subsequent to September 30, 2011 have been evaluated through the date these financial statements were issued, to determine whether they should be disclosed to keep the financial statements from being misleading. The following events have occurred since September30, 2011.

On October 12, 2011, the Company received a $250,000 loan from its director John Pappajohn and on October 18, 2011, the Company entered into a new Note and Warrant Purchase Agreement (the “Bridge Financing Purchase Agreement”) in connection with a $2 million BridgeFinancing, with John Pappajohn, a member of the Company’s Board of Directors. Pursuant to the agreement and in connection with the October12, 2011 loan, the Company issued subordinated secured convertible notes (the “Bridge Notes”) in the aggregate principal amount of $250,000and warrants to purchase 41,667 shares of common stock to Mr. Pappajohn for gross proceeds to the Company of $250,000. On October 31,2011, the Company issued Bridge Notes in the aggregate principal amount of $20,000 to an additional accredited investor, together withwarrants to purchase 3,333 shares of common stock.

On November 11, 2011, the Company entered into an Amended and Restated Note and Warrant Purchase Agreement (the “AmendedBridge Financing Purchase Agreement”) in connection with the $2 million Bridge Financing with accredited investors. Pursuant to theagreement, the Company on November 11, 2011 and November 17, 2011 issued Bridge Notes in the aggregate principal amount of $560,000 andwarrants to purchase 186,668 shares of common stock to three accredited investors for gross proceeds to the Company of $560,000. Of theseamounts, John Pappajohn, a member of the Company’s Board of Directors, purchased a Bridge Note in the aggregate principal amount of$250,000 and a warrant to purchase 83,334 shares, and as further described below, Zanett Opportunity Fund, Ltd. purchased a Bridge Note inthe aggregate principal amount of $250,000 and warrants to purchase 83,334 shares of common stock.

The Amended Bridge Financing Purchase Agreement amended and restated the October agreement in that it increased the warrant coverage from 50% to 100%. In addition, each holder’s option to redeem or convert their Bridge Note at the closing of the Qualified Offeringcan now only be amended, waived or modified with the consent of the Company and that holder. Consequently, the shares underlyingthe warrants that had been issued to Mr. Pappajohn and the second accredited investor in October were increased to an aggregate of 90,001shares of common stock. On November 17, 2011, Zanett Opportunity Fund, Ltd., a Bermuda corporation for which McAdoo Capital, Inc. is theinvestment manager, purchased Bridge Notes in the aggregate principal amount of $250,000 and warrants to purchase 83,334 shares ofcommon stock for cash payments aggregating $250,000. Mr. Zachary McAdoo is the president and owner of McAdoo Capital. On November21, 2011, the Board of Directors of the Company elected Mr. McAdoo to the Board where he also serves as Chairman of the Board’s AuditCommittee. Including the amounts issued in October and November 2011 (as revised to reflect the increase in warrant coverage), to date, theCompany has issued Bridge Notes in the aggregate principal amount of $830,000 and warrants to purchase 276,669 shares of common stockpursuant to the Amended Bridge Financing Purchase Agreement.

The Amended Bridge Financing Purchase Agreement provides for the issuance and sale of Bridge Notes (including the notes issued inOctober 2011) in the aggregate principal amount of up to $2,000,000, and warrants to purchase a number of shares corresponding to 100% of thenumber of shares issuable on conversion of the Bridge Notes, in one or multiple closings to occur no later than April 1, 2012. The BridgeFinancing Purchase Agreement also provides that the Company and the holders of the Bridge Notes will enter into a registration rightsagreement covering the registration of the resale of the shares underlying the Bridge Notes and the related warrants.

The Bridge Notes mature one year from the date of issuance (subject to earlier conversion or prepayment), earn interest equal to 9% peryear with interest payable at maturity, are convertible into shares of common stock of the Company at a conversion price of $3.00, are securedby a second position security interest in the Company’s assets that is pari passu with the interest recently granted to the holders of theCompany’s January Notes, are subordinated in all respects to the Company’s obligations under its October Notes and the related guarantiesissued to certain investors by SAIL Venture Partners, L.P. and are pari passu to the obligations under the January Notes. The second positionsecurity interest is governed by the amended and restated security agreement, dated as of September 30, 2011, between the Company and PaulBuck, as administrative agent for the secured parties (the “Amended and Restated Security Agreement”), which replaced the security agreemententered into in connection with the issuance of the October Notes in 2010.

The conversion price of the Bridge Notes is subject to adjustment upon (1) the subdivision or combination of, or stock dividends paidon, the common stock; (2) the issuance of cash dividends and distributions on the common stock; (3) the distribution of other capital stock,indebtedness or other non-cash assets; and (4) the completion of a financing at a price below the conversion price then in effect. At the closingof the Qualified Offering, each Bridge Note will be either redeemed or converted (in whole or in part) at a conversion price equal to the lesser ofthe public offering price or the conversion price then in effect, with the choice between redemption and conversion being at the sole option of theholder. The Bridge Notes can be declared due and payable upon an event of default, defined in the Bridge Notes to occur, among other things, ifthe Company fails to pay principal and interest when due, in the case of voluntary or involuntary bankruptcy or if the Company fails to performany covenant or agreement as required by the Bridge Note or materially breaches any representation or warranty in the Bridge Note or theAmended Bridge Financing Purchase Agreement.

The warrants related to the Bridge Notes expire five years from the date of issuance and are exercisable for shares of common stock ofthe Company at an exercise price of $3.00. Exercise price and number of shares issuable upon exercise are subject to adjustment (1) upon thesubdivision or combination of, or stock dividends paid on, the common stock; (2) in case of any reclassification, capital reorganization or changein capital stock and (3) upon the completion of a financing at a price below the exercise price then in effect (including the Qualified Offering),except that subsequent to the Qualified Offering, the exercise price will not be adjusted for any further financings. The warrants contain a cashless exercise provision.

With the exception of each holder’s option to redeem or convert their Bridge Note at the closing of the Qualified Offering, anyprovision of the Bridge Notes or related warrants can be amended, waived or modified upon the written consent of the Company and holders of amajority of the aggregate principal amount of such notes outstanding. Any such majority consent will affect all Bridge Notes or warrants, as thecase may be, and will be binding on the Company and all holders of the Bridge Notes or warrants. Each holder’s option to redeem or convert theBridge Note at the closing of the Qualified Offering cannot be amended, waived or modified without the written consent of the Company andsuch holder and such amendment, waiver or modification will be binding only on the Company and such holder.

As a result of the issuance of the Bridge Notes and related warrants, the conversion prices of the October Notes and January Notes and the related warrants were automatically adjusted, under the terms of such notes and warrants, to match the $3.00 conversion price of the Bridge Notes and the $3.00 exercise price of the related warrants. As a result, an aggregate of 1,007,976 and 833,334 shares of common stock are issuable upon conversion of the October Notes and January Notes, respectively, and an aggregate of 920,655 shares of common stock are issuable upon exercise of the warrants related to the October Notes and January Notes. Additionally, an aggregate of 30,000 shares of common stock are issuable upon exercise of warrants by placement agents.

Since September 30, 2011, 2,823 warrants with an exercise price of $0.30 have been exercised and 87,574 warrants with exercise prices ranging from $0.30 to $54.36 have expired.